Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of intangible assets

		Industrial patents and	Other	Intangible assets
	Exploration	intellectual property	intangible	with finite useful
(€ million)	rights	rights	assets	lives	Goodwill	Total
2020
Net carrying amount - beginning of the year	1,031	195	568	1,794	1,265	3,059
Additions	18	23	196	237		237
Amortization	(53)	(92)	(130)	(275)		(275)
Impairments	(23)		(7)	(30)	(24)	(54)
Reversals			24	24		24
Write-off	(19)	(5)		(24)		(24)
Changes in the scope of consolidation			7	7	70	77
Currency translation differences	(66)		(3)	(69)	(14)	(83)
Other changes		41	(66)	(25)		(25)
Net carrying amount at the end of the year	888	162	589	1,639	1,297	2,936
Gross carrying amount at the end of the year	1,613	1,623	4,399	7,635
Provisions for amortization and impairment	725	1,461	3,810	5,996

2019
Net carrying amount - beginning of the year	1,081	221	584	1,886	1,284	3,170
Additions	78	23	210	311		311
Amortization	(81)	(93)	(117)	(291)		(291)
Impairments	(19)		(72)	(91)	(26)	(117)
Write-off	(28)	(1)	(1)	(30)		(30)
Currency translation differences	18		1	19	3	22
Other changes	(18)	45	(37)	(10)	4	(6)
Net carrying amount at the end of the year	1,031	195	568	1,794	1,265	3,059
Gross carrying amount at the end of the year	1,748	1,597	4,373	7,718
Provisions for amortization and impairment	717	1,402	3,805	5,924

Schedule of amortization rates used

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP
Transport rights of natural gas	3
Other concessions, licenses, trademarks and similar items	3 - 33
Service concession arrangements	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	4 - 20

Schedule of goodwill

(€ million)	December 31, 2020	December 31, 2019
Eni gas e luce	1,046	981
Exploration & Production	146	190
Refining & Marketing	93	93
Corporate and Other activities	11
Renewables	1	1
	1,297	1,265

Eni gas e luce
Intangible assets
Schedule of goodwill

(€ million)	December 31, 2020	December 31, 2019
Domestic market	904	839
Foreign market	142	142
	1,046	981

Exploration rights
Intangible assets
Schedule of intangible assets

(€ million)	December 31, 2020	December 31, 2019
Proved licence and leasehold property acquisition costs	225	291
Unproved licence and leasehold property acquisition costs	653	709
Other mineral interests	10	31
	888	1,031